Emerging Markets Growth Fund
semi-annual report

For the Six Months Ended December 31, 1995

Seeks long-term growth of capital by investing in companies operating in developing countries around the world

Emerging Markets Growth Fund

Fellow Shareholders:

The first half of fiscal 1996 saw continued volatility in Emerging Markets Growth Fund's investment universe. Equity prices generally were rising as the period began. They began retreating again in August, and in December they turned around once more, staging a rally that continued after the close of the fiscal half-year.

In this environment, the fund held its ground quite well. For the six months ended December 31, the value of EMGF shares showed a very small decline of 0.8%, assuming reinvestment of an income dividend of 37 cents a share and a $1.27 capital gain distribution that were paid in December. This compares with a decline of 2.0% (including reinvestment) for the Morgan Stanley Capital International Emerging Markets Free (EMF) Index, which is unmanaged and tracks stock prices in 22 developing countries with markets open to foreign investors.

Even with these marginally negative results, Emerging Markets Growth Fund's long-term record remains impressive as the fund approaches its 10th anniversary. Since operations began in May 1986, EMGF has generated a total return of 908.3% and an average compound return of 27.3% a year.

In the July-December period, a majority of the 33 markets represented in the fund's portfolio fell in U.S. dollar terms. However, our three largest areas of concentration Brazil, Mexico and Argentina recorded gains in dollars as well as in local currency.

On December 31, the portfolio included investments in 328 companies. About one-third of the holdings held throughout the period rose in price for the six months; about two-thirds registered declines. Of the investments appearing on our Ten Largest list (page 6), eight went up, including our five biggest holdings which account for 14% of net assets. Our first and second largest are Brazilian utilities: Telecomunicacoes Brasileiras (Telebras) and Centrais Eletricas

Brasileiras (Eletrobras). Both companies have shown increased profitability, largely as a result of higher tariffs. In our view, both should benefit if, as we expect, Brazil takes further steps toward privatization.

The setback that took place starting in August was concentrated in Latin America and brought to an end a rally that had been underway there since late March. The catalyst for the turnabout was a rather unusual development in Argentina. Highly publicized differences over policy arose between President Carlos Menem and his finance minister, Domingo Cavallo, the architect of that country's recovery plan. This was unsettling to some investors because Menem and Cavallo had been counted on to work together and continue steering Argentina toward a more capitalistic economy.

Indeed, quite a few investors began treating the Argentine situation as a proxy for Latin America as a whole. Their uneasiness about the region was reinforced by the increasing severity of the recession in Mexico and by a slowing of economic growth in Brazil in response to higher interest rates. Throughout the entire area, stock prices stayed on a downward path in September, October and part of November.

It would be a serious mistake to underestimate Latin America's current difficulties. We continue to believe, however, that many financially sound, well-managed companies in the region represent good long-term investments. Several of them have reorganized their operations and cut costs; and quite a few of them are becoming more international in nature and are deriving a greater share of their revenue from markets outside their home country.

During the July-December period, we made a number of modifications in the fund's portfolio. We sold some of our Latin American holdings and added to quite a few others, including our investments in well-capitalized banks.

In India, our organization's expanding research effort has identified what we believe are well-managed companies that have demonstrated an ability to compete in a deregulated business environment. As a result, we increased our investments in that market. For the first time, an Indian stock, Mahanagar Telephone Nigam, appears on the Ten Largest list; the company supplies phone service to Bombay and New Delhi.

We also added to some of the fund's Malaysian investments. The main additions were in relatively small entrepreneurial companies. We remain less enthusiastic about most large- capitalization Malaysian stocks because of their high valuations.

In general, we have continued to be fairly aggressive investors. In the past half-year alone, we added more than 50 new securities, while deleting about a dozen. Because we have been able to find attractive investment opportunities in numerous markets, the portfolio is now more diversified than in prior years. Our two largest areas of concentration, Brazil and Mexico, account for about one-fourth of net assets. In the past, it was not unusual for the two largest markets to account for nearly half of net assets.

Emerging markets stocks as a group are now selling at lower valuations than equities in the industrialized world, despite growth prospects which, in our view, are much more favorable. This is a direct consequence of two consecutive years of declining prices. The lower valuations have created a favorable environment for us as we select stocks and continue to enlarge and diversify the portfolio.

Finally, we would like to remind shareholders that Emerging Markets Growth Fund adheres to a policy of controlled growth. It was closed to new sales through most of the past half-year. In January, a substantial amount of new money came into the fund, with more than half of that coming from existing shareholders.

On page 5, you will find a description of the fund and its adviser. We hope you find this information interesting and informative.

Sincerely,

Walter P. Stern
Chairman

Nancy Englander
President

February 9, 1996

Percent Change in Key Markets/1/
Six Months Ended 12/31/95

                    Expressd in  Expressed in
                    U.S. Dollars Local Currency

Argentina                +18.7%           +18.7%

Brazil                   +2.2             +8.0

Chile                    -15.0            -7.6

Colombia                 -19.6            -9.4

Greece                   -3.0             +2.0

Hong Kong                +8.5             +8.4

India                    -15.5            -5.4

Indonesia                +0.5             +3.2

Israel                   +6.6             +12.2

Jordan                   -4.3             -2.4

Malaysia                 -5.3             -1.4

Mexico (Free)/2/         +2.7             +26.5

Pakistan                 -18.2            -9.6

Peru                     +10.0            +14.1

Philippines(Free)/2/     -7.9             -10.3

Poland                   -15.6            -11.0

Portugal                 -5.0             -3.1

South Africa             +14.9            +15.2

South Korea3             -1.4             +0.9

Sri Lanka                -13.4            -7.7

Taiwan                   -8.4             -3.2

Thailand                 -8.3             -6.4

Turkey                   -34.2            -9.4

Venezuela (Free)/2/      +67.9            -16.1



Emerging Markets                          -0.8
Growth Fund


/1/ Including reinvestment. All indexes are compiled by Morgan Stanley Capital International Perspective and are unmanaged.
/2/ The "free" Mexican, Philippine and Venezuelan stock indexes consist of securities that can be purchased by investors other than resident nationals. /3/ 20% of the market capitalization of South Korea is included in the MSCI Emerging Markets Free Index.
Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1995: Since inception on 5/30/86: +908.34%, or +27.25% a year; 5 years: +189.66%, or +23.70% a year;
12 months: -7.19%.
The figures in this report reflect past results. Share price and return will vary, so you may lose money by investing in the fund. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.

EMERGING MARKETS GROWTH FUND

                              WHERE THE FUND'S ASSETS ARE INVESTED

                              ------------------------------------


                                                 12/31/94     06/30/95      12/31/95          MSCI           Market Value
                                                 --------     --------      --------      EMF Index(1)       of Holdings
                                                                                           12/31/1995          12/31/95
                                                                                           ----------       (in thousands)
                                                                                                            --------------

ASIA/PACIFIC

China................................                1.5%         1.8%          1.4%               *               $77,459

Hong Kong............................                1.3          1.0           1.0                *                59,321

India................................                4.3          5.7           7.0              5.8               403,429

Indonesia............................                3.8          4.2           6.4              5.4               371,036

Malaysia.............................                3.7          4.3           4.2             16.7               240,011

New Zealand..........................                 .2            -             -                *                     -

Pakistan.............................                1.0          1.1           1.1               .6                62,483

Philippines..........................                7.9          7.6           7.3              3.0               423,504

South Korea..........................                7.0          7.0           7.8              3.3               452,447

Sri Lanka............................                 .2           .2            .2               .1                 9,105

Taiwan...............................                1.2           .8           2.3                *               133,513

Thailand.............................                5.8          5.5           4.9              9.8               285,285

Vietnam..............................                 .1           .1            .1                *                 6,206
                                                    ----         ----          ----             ----             ---------

                                                    38.0         39.3          43.7             44.7             2,523,799
                                                    ----         ----          ----             ----             ---------



LATIN AMERICA

Argentina............................                8.0          8.3           8.2              3.8               476,670

Brazil...............................               20.5         13.7          15.5             11.2               895,143

Chile................................                3.1          2.2           2.2              5.4               125,053

Colombia.............................                 .7           .5            .4               .8                21,175

Ecuador..............................                 .2           .1            .6                *                32,321

Mexico...............................               12.0          7.6           9.6              8.3               553,204

Panama...............................                  -           .4            .8                *                44,229

Peru.................................                1.7          1.8           1.9              1.2               112,198

Venezuela............................                 .2           .1            .1               .4                 5,532
                                                    ----         ----          ----             ----             ---------

                                                    46.4         34.7          39.3             31.1             2,265,525
                                                    ----         ----          ----             ----             ---------



EASTERN EUROPE

Czech Republic.......................                  -           .1            .1                *                5,671

Hungary..............................                  -            -            .4                *               19,839

Poland...............................                  -           .1            .1               .2                8,435

Russia and former republics of the                    .2           .7           1.4                *               81,946
  Soviet Union (2) ..................                ---          ---           ---              ---               ------

                                                      .2           .9           2.0               .2              115,891
                                                     ---          ---           ---              ---              -------



OTHER MARKETS

Gabon................................                 .1            -             -                *                    -

Ghana................................                 .4           .4            .3                *               17,415

Greece...............................                1.0          1.0           1.4              1.3               79,506

Mauritius............................                  -            -            .1                *                4,573

Morocco..............................                  -           .1            .2                *               12,791

Portugal.............................                 .1           .3            .3              2.0               17,854

South Africa ........................                 .4           .8           2.8             16.4              162,739

Turkey...............................                1.2          2.2           1.1              1.3               63,021

United States........................                 .1           .1            .1                *                5,447

Virgin Islands.......................                 .6            -             -                *                    -
                                                     ---          ---           ---             ----              -------

                                                     3.9          4.9           6.3             21.0              363,346
                                                     ---          ---           ---             ----              -------



Multi-National.......................                1.3          1.2           1.1                                65,281
                                                     ---          ---           ---                               -------



Other (3)............................                1.8          1.7           1.0                                55,299
                                                     ---          ---           ---                               -------



Cash & Equivalents...................                8.4         17.3           6.6                               381,821
                                                     ---         ----           ---                               -------



TOTAL................................              100.0%       100.0%        100.0%                           $5,770,962
                                                   ======       ======        ======                           ==========


(1) Morgan Stanley Capital International Emerging Markets Free Index includes Israel(2.8%) and
    Jordan(0.2%). An asterisk indicates that this market is not included in the index. Source:
    Morgan Capital International Perspective.
(2) Includes investments in companies incorporated outside the region which have significant operations in the region.
(3) Includes investments in markets where the holdings represent a percentage of net assets of less than
    .05%. Also includes stocks in initial period of acquisition and investments in companies that have substantial assets in developing countries and/or derive a substantial proportion of their total revenues from either goods and services produced in, or sales made in, developing countries.
EMERGING MARKETS GROWTH FUND

INDUSTRY DIVERSIFICATION               Equity-Type Securities                                    Bonds       Percent of
                                  -------------------------------                                                Net Assets

                                  Common       Preferred      Convertible
                                  Stocks        Stocks           Bonds

---------------------------------------------------------------------------------




Telecommunications                  11.88%          5.92%             -          0.13%          17.93%

Utilities: Electric & Gas            8.52          3.52               -          0.04           12.08

Banking                             10.05          0.41            0.48%         0.04           10.98

Beverages & Tobacco                  5.01          0.56               -             -            5.57

Energy Sources                       3.40          0.67               -             -            4.07

Equity Common Trusts                 3.09          0.05               -             -            3.14

Metals: Steel                        2.19          0.54            0.09          0.14            2.96

Other Industries                    28.75          3.17            0.78          3.96           36.66



                                    72.89%        14.84%           1.35%         4.31%          93.39
                                    ======        ======           =====         =====

Short-Term Securities                                                                            7.37

Excess of liabilities                                                                            (.76)
over cash and receivables                                                                      -------

Net Assets                                                                                     100.00%


                                     *******************
EMERGING MARKETS GROWTH FUND

TEN LARGEST EQUITY HOLDINGS                            Percent of         Percent of Gain/Loss
                                                       Net Assets            for Six Months
                                                                             Ended 12/31/95*
                                                                            (in U.S. Dollars)

-----------------------------------------------------------------------------------


Telecomunicacoes Brasileiras (Telebras)                     4.02%                   +46.24%

Centrais Electricas Brasileiras (Eletrobras)                3.37                     +2.53

Telefonos de Mexico                                         2.25                     +7.99

Telecom Argentina STET-France Telecom                       2.05                     +4.25

Korea Electric Power                                        1.98                    +13.49

Philippine Long Distance Telephone                          1.85                    -24.18

Mahanagar Telephone Nigam                                   1.52                    -18.80

Telefonica de Argentina                                     1.44                     +9.67

Bangkok Bank                                                1.41                     +9.96

Samsung Electronics                                         1.36                    +13.53




* The percent change reflects the increase or decrease in the market price per share of equity securities held in the portfolio for the entire period. The actual gain or loss on the total position in the fund may differ from the percentage shown.

EMERGING MARKETS GROWTH FUND, INC.

Investment Portfolio - December 31, 1995

EQUITY - TYPE SECURITIES                                                  Number of             Market          Percent
(common and preferred stocks and convertible debentures)                  Shares or             Value           of Net
                                                                       Principal Amount         (000)           Assets

Argentina - 7.87%

  Alpargatas SA Industrial y Comercial (1)

  Astra Compania Argentina de Petroleo SA                              5,333,432             $2,800             .05%

  Banco de Galicia y Buenos Aires SA, Class B                          9,792,450             18,114             .31

   (American Depositary Receipts)

  Banco de Galicia y Buenos Aires SA,                                  1,578,840             32,564

   7.00% convertible bond August 1, 2002

  Banco Frances del Rio de la Plata SA                                 $10,570,000           9,777              .73

  Banco Frances del Rio de la Plata SA                                 644,000               5,699

    (American Depositary Receipts)

  BI SA  (acquired 10/31/94, cost: $3,130,000)                         1,472,345             39,569             .79

     (Previously listed as BISA-Bemberg Industrial SA) (2)

  Buenos Aires Embotelladora SA, Class B                               3,130,000             3,130              .05

    (American Depositary Receipts)

  Central Costanera SA, Class B                                        1,013,600             20,906             .36

  Central Puerto SA, Class B                                           831,599               2,561              .04

  Central Puerto SA, Class B (American Depositary Receipts)            315,545               1,199

    (acquired 2/27/95, cost:$755,000) (2)

  Compania Naviera Perez Companc SACFIMFA, Class B                     51,820                984                .04

  Hidroneuquen SA (acquired 11/11/93, cost: $26,649,000)               3,660,114             19,397             .34
    (1)(2)

  IRSA Inversiones y Representaciones SA                               26,649,468            26,649             .46

    (Global Depositary Receipts)

  Nortel Inversora SA, Class A, preferred                              57,670                1,471              .03

    (American Depositary Receipts)

    (acquired 11/24/92, cost:$10,760,000) (2)

  Nortel Inversora SA, Class B, preferred                              1,321,820             14,196

    (American Depositary Receipts)

    (acquired 2/27/92, cost: $23,049,000) (2)

  Sociedad Comercial del Plata SA                                      1,676,260             25,982             .70

  Telecom Argentina STET-France Telecom SA,                            4,777,000             12,658             .22

    Class B

  Telecom Argentina STET-France Telecom SA,                            9,954,072             46,979

    Class B (American Depositary Shares)

  Telefonica de Argentina SA, Class B                            1,495,600             71,228             2.05

  Telefonica de Argentina SA, Class B                            4,000,000             10,799

    (American Depositary Shares)

  YPF SA, Class D                                                      2,647,900             72,155             1.44

    (American Depositary Receipts)

                                                                       696,800               15,068             .26

                                                                                             ----------         ----------

                                                                                             453,885            7.87

                                                                                             ----------         ----------

Brazil - 14.80%

  Aracruz Celulose SA,

    (American Depositary Receipts)

  Banco Bradesco SA, preferred nominative                              449,200               3,481              .06

  Banco Bradesco SA, preferred nominative, rights,                     2,593,388,300         22,686

    expire January 31, 1996

  Banco Nacional SA, preferred nominative                              60,638,635            100                .39

  Banco Nacional SA, ordinary nominative                               215,995,294           1,240

  Brasmotor SA, preferred nominative                                   2,500,000             18                 .02

  CBV Industria Mecanica SA, preferred nominative                      100,675,187           19,996             .35

  Centrais Eletricas Brasileiras SA, preferred nominative              78,120,000            31                 -

  (American Depositary Receipts)

  Centrais Eletricas Brasileiras SA, ordinary nominative               7,574,464             102,255

  Centrais Eletricas Brasileiras SA, ordinary nominative               6,983,000             1,890

  (American Depositary Receipts)

  CESP-Companhia Energetica de Sao Paulo,                              6,708,752             90,568             3.37

     preferred nominative (1)

  CESP-Companhia Energetica de Sao Paulo, preferred                    92,650,000            2,697

      nominative   (American Depositary Receipts)

     (acquired 8/30/94, cost: $43,527,000)(1)(2)

  CESP-Companhia Energetica de Sao Paulo, ordinary                     2,972,290             24,521

     nominative (1)

  COFAP-Companhia Fabricadora de Pecas,                                287,617,854           6,512              .58

     preferred nominative

  Companhia Cervejaria Brahma, preferred nominative                    548,716               2,711              .05

  Companhia Cervejaria Brahma, ordinary nominative                     78,332,015            32,245

  Companhia Cimento Portland Itau, preferred nominative                224,483               95                 .56

  Companhia de Tecidos Norte de Minas-COTEMINAS,                       36,472,500            8,708              .15

  preferred nominative

  Companhia Energetica de Minas Gerais-CEMIG,                          37,463,500            12,530             .22

     preferred nominative (American Depositary Receipts)(1)

  Companhia Energetica de Minas Gerais-CEMIG,                          3,047,043             66,654

     preferred nominative (American Depositary Receipts)

     (acquired 9/22/94, cost: $7,886,000) (1) (2)

  Companhia Siderurgica Belgo-Mineira, preferred nominative            310,323               6,788              1.27

  Companhia Siderurgica Belgo-Mineira, ordinary nominative             62,020,892            3,479

  Companhia Siderurgica Belgo-Mineira Luxembourg                       2,086,180             155

  Companhia Siderurgica Nacional, ordinary nominative                  2,813,639             229                .07

  (American Depositary Receipts)

  Companhia Suzano de Papel e Celulose                                 353,842               7,165              .12

    Class B, preferred nominative(American Depositary Receipts)

  Companhia Vale Do Rio Doce, preferred nominative                     316,633               4,591              .08

  (American Depositary Receipts)

  Companhia Vidrararia Santa Marina, ordinary nominative               382,801               15,599             .27

  GP Capital Partners, LP                                              1,824,372             6,196              .11

    (acquired 1/28/94, cost: $23,408,000) (1) (2) (3)

  Industrias Klabin de Papel e Celulose SA,                            24,000                24,000             .42

    preferred nominative (American Depositary Receipts)

  Iochpe-Maxion SA, preferred nominative                               1,056,720             9,114              .16

  (American Depositary Receipts)

  Lojas Americanas SA, preferred nominative                            163,004               408                .01

  Lojas Americanas SA, ordinary nominative                             97,709,809            2,293

  Lojas Americanas SA, preferred nominative,                           34,361,200            750

    warrants, expire May 3, 1996 (1)

  Mesbla SA, preferred nominative (1)                                  1,153,009             794                .07

  Metal Leve SA Industria e Comercio,                                  79,324,845            980                .02

    preferred nominative

  Petrobras Distribuidora SA-BR, preferred nominative                  157,884,489           1,787              .03

  Petroleo Brasileiro SA-PETROBRAS, preferred nominative               723,445,000           19,357             .34

  Refrigeracao Parana SA, preferred nominative                         428,960,000           36,636             .63

     (American Depositary Receipts)

  Telecomunicacoes Brasileiras SA, preferred nominative                410,000               3,895              .07

  Telecomunicacoes Brasileiras, preferred nominative                   59,500,000            2,866

  (American Depositary Receipts)

  Telecomunicacoes de Sao Paulo SA-Telesp,                             4,836,609             229,134            4.02

    preferred nominative

  Telecomunicacoes de Sao Paulo SA-Telesp,                             341,341,977           50,234

    ordinary nominative

  Usinas Siderurgicas de Minas Gerais SA,                              112,931,000           16,329             1.15

    preferred nominative (American Depositary Receipts)

                                                                       1,550,305             12,403             .21

                                                                                             ----------         ----------

                                                                                             854,120            14.80

Chile - 2.17%                                                                                ----------         ----------

  Banco Osorno y La Union, Class A

  (American Depositary Receipts)

  Banmedica SA                                                         190,556               2,644              .05

  CAP SA                                                               4,500,000             1,674              .03

  Chilgener SA  (American Depositary Receipts)                         1,100,000             4,755              .08

  Compania de Telecomunicaciones de Chile SA                           1,412,257             35,306             .61

    (American Depositary Receipts)

  CTI Compania Tecno Industrial SA                                     63,700                5,279              .09

  Empresa Nacional de Electricidad SA                                  80,245,285            4,647              .08

    (American Depositary Receipts)

  Enersis SA (American Depositary Receipts)                            1,322,600             30,089             .53

  Forestal Terranova                                                   1,175,982             33,515             .58

  Invercap SA                                                          550,000               779                .01

  Sociedad Quimica y Minera de Chile SA, Class A                       1,100,000             1,653              .03

                                                                       991,300               4,712              .08

                                                                                             ----------         ----------

                                                                                             125,053            2.17

China  - 1.34%                                                                               ----------         ----------

  China North Industries Investment Ltd.

  (acquired 9/30/94, cost: $5,727,000) (1)(2)

  China Yuchai International Ltd.                                      5,500,000             4,950              .09

  Guang Dong Electric Development Co. Ltd., Class B                    1,015,500             8,251              .14

  (acquired 5/31/95, cost: $8,452,000) (2)

  Harbin Power Equipment Co. Ltd Class H                               15,275,000            7,310              .13

  Harbin Power Equipment Co. Ltd Class H                               44,999,000            6,635

  (American Depositary Receipts)

  (acquired 11/30/94, cost: $3,336,000)(2)

  Huaneng Power International Inc., Class N                            99,000                1,460              .14

  (American Depositary Receipts) (1)

  Maanshan Iron & Steel Co. Ltd., Class H                              1,174,100             16,878             .29

  (acquired 10/14/93, cost: $6,812,000)(2)

  NW China Investment Ltd.(2)                                          23,069,500            3,222              .06

  (acquired 9/22/93, cost: less than $1,000) (1)(2)

  Shanghai Diesel Engine Co. Ltd., Class B                             600,000               0                  -

  Shanghai Petrochemical Co. Ltd., Class H                             5,071,000             1,876              .03

  Shanghai Petrochemical Co. Ltd., Class H                             76,678,600            22,065

  (American Depositary Receipts)

  Yizheng Chemical Fibre Co. Ltd., Class H                             7,000                 199                .38

  Zhenhai Refining & Chemical Co. Ltd., Class H                        1,408,500             317                .01

                                                                       22,906,000            4,296              .07

                                                                                             ----------         ----------

                                                                                             77,459             1.34

                                                                                             ----------         ----------



Colombia - 0.35%

  Banco de Bogota

  Banco de Colombia SA (Global Depositary Receipts)(1)                 1,031,067             4,945              .09

  Banco de Colombia SA, 5.20% convertible bond                         880,000               4,400

   February 1, 1999 (acquired 1/27/94, cost: $15,571,000) (2)

                                                                       $14,250,000           10,687             .26

                                                                                             ----------         ----------

                                                                                             20,032             .35

                                                                                             ----------         ----------













Czech Republic - 0.10%

  SPT Telecom                                                                                ----------         ----------

                                                                       60,000                5,671              .10

                                                                                             ----------         ----------

Ecuador - 0.11%

  La Cemento Nacional CA (Global Depositary Receipts)

    (acquired 6/21/94, cost: $6,615,000) (2)                                                 ----------         ----------

                                                                       37,648                6,400              .11

                                                                                             ----------         ----------



Ghana - 0.30%

  Ashanti Goldfields Co. Ltd. (Global Depositary Receipts)                                   ----------         ----------

                                                                       860,000               17,415             .30

                                                                                             ----------         ----------



Greece - 1.38%

  Aluminum of Grece Industrial and Commercial SA

  Hellenic Bottling Co. SA                                             149,670               6,425              .11

  Intracom SA, preferred                                               1,382,945             45,109             .78

  Intracom SA, ordinary                                                20,000                354

  Katselis  SA, ordinary                                               476,620               10,250             .18

  Michaniki SA, preferred                                              45,000                346                .01

  Michaniki SA, ordinary                                               252,540               2,514

  Titan Cement Co. SA, ordinary                                        652,220               8,372              .19

                                                                       146,522               6,136              .11

                                                                                             ----------         ----------

                                                                                             79,506             1.38

                                                                                             ----------         ----------

Hong Kong - 1.03%

  Consolidated Electric Power Asia Ltd.

  Consolidated Electric Power Asia Ltd.                                18,460,000            33,544

    (American Depositary Shares)

    (acquired 11/29/93, cost: $868,000) (2)

  New World Infrastructure                                             53,600                974                .60

  Siu-Fung Ceramics Holdings Ltd.                                      11,468,497            21,952             .38

  Tian An China Investments Co. Ltd.                                   8,295,409             1,159              .02

  Tian An China Investments Co. Ltd., warrants                         13,610,700            1,690

    expire January 25, 1996 (1)

                                                                       1,327,500             2                  .03

                                                                                             ----------         ----------

                                                                                             59,321             1.03

                                                                                             ----------         ----------

Hungary - 0.34%

  Graboplast Textiles Muborgyarto RT (1)

  Mol Magyar Olaj Es Gazipari RT                                       12,000                158                -

  (Global Depositary Receipts)

                                                                       2,460,100             19,681             .34

                                                                                             ----------         ----------

                                                                                             19,839             .34

                                                                                             ----------         ----------

India - 6.98%

  Asian Paints (India)  Ltd.

  Bharat Forge Co. Ltd.                                                564,600               5,076              .09

  Bombay Dyeing and Manufacturing Co. Ltd.                             3,250                 12                 -

  (Global Depositary Receipts)

  East India Hotels Ltd.                                               90,000                855                .01

  East India Hotels (Global Depositary Receipts)                       664,777               9,400

  EID Parry Ltd. (Global Depositary Receipts) (1)                      100,000               1,775              .19

  Essar Oil Ltd.                                                       150,000               375                .01

  Essar Oil Ltd., 12.50% optionally fully convertible debenture        100                   0                  -

    Part C, February 28, 2003

  Essar Oil Ltd., 12.50% optionally fully convertible debenture        INR10500              0                  -

    Part B, February 28, 2003

  Essar Steel                                                          INR4500               0                  -

  Flex Industries Ltd.                                                 3,545,000             3,906              .07

  Flex Industries Ltd., units (1 unit = 2 shares + 1/2 warrant)        393,800               1,639

  Grasim Industries Ltd.                                               157,520               655                .04

  Grasim Industries Ltd.                                               405,300               6,203

    (Global Depositary Receipts)

  Hindalco Industries Ltd.                                             820,500               16,820             .40

  Hindalco Industries Ltd. (Global Depositary Receipts)                912,450               23,363

  Hindustan Lever Ltd.                                                 579,520               19,779             .75

  India Fund, Class B                                                  514,500               9,134              .16

  India Magnum Fund , Class B, nonvoting shares (1)                    3,306,718             5,443              .09

  Indian Aluminum Co., Ltd.                                            20,000                880                .02

  Indian Aluminum Co., Ltd. (Global Depositary Receipts)               181,000               875

  Indian Rayon & Industries, Ltd.                                      1,008,771             6,305              .12

  Indian Rayon & Industries, Ltd.                                      305,300               3,700

  (Global Depositary Receipts)

  Indo Gulf Fertilisers and Chemicals Corp. Ltd.                       298,000               3,651              .13

  Indo Gulf Fertilisers and Chemicals Corp. Ltd.                       2,155,200             3,127

    (Global Depositary Receipts)

  I.T.C. Ltd.                                                          1,770,900             2,656              .10

  Madras Cement  Ltd.                                                  1,214,600             8,673              .15

  Mahanagar Telephone Nigam Ltd.                                       11,000                2,754              .05

  Mahindra & Mahindra Ltd.                                             20,541,000            87,657             1.52

  Mahindra & Mahindra Ltd.                                             1,842,416             10,903

    (Global Depositary Receipts)

  Mastergain Scheme                                                    545,000               7,014              .31

  Max India                                                            6,857,200             1,990              .03

  Motor Industries Co. Ltd.                                            411,860               2,601              .05

  Nicholas Piramal India Ltd.                                          170,890               29,025             .50

  Nippon Denro Ispat Ltd.,  3.00% convertible bond April 1, 2001       325,000               2,127              .04

    (acquired 3/1/94, cost: $7,817,000) (2)

  Ranbaxy Laboratories Ltd.                                            8,750,000             4,856              .08

  Ranbaxy Laboratories Ltd.                                            1,037,150             19,032

    (Global Depositary Receipts)

  Raymond Woollen Mills Ltd.                                           777,800               19,538             .68

    (Global Depositary Receipts)

  SCICI Ltd.                                                           690,100               11,387             .20

  SCICI Ltd., 3.50% convertible Eurobonds                              7,941,900             8,416

    April 4, 2004

  Sundaram Finance                                                     $3,620,000            3,674              .21

  Tata Engineering and Locomotive Co. Ltd.                             153,000               788                .02

  Tata Engineering and Locomotive Co. Ltd.                             816,000               8,822

    (Global Depositary Receipts)

  Tata Engineering and Locomotive Co. Ltd.,                            2,002,461             26,292

    (Global Depositary Receipts), warrants,

    expire March 8, 1996 (1)

  United Phospherous Ltd.                                              1,412,800             6,711              .71

  United Phospherous Ltd.                                              976,800               8,267

    (Global Depositary Receipts)

  Videocon International Ltd.                                          174,132               2,786              .19

  Videocon International Ltd.                                          20,100                43

    (Global Depositary Receipts)

  Zee Telefilms Ltd.                                                   62,200                171                -

                                                                       934,200               3,422              .06

                                                                                             ----------         ----------

                                                                                             402,578            6.98

                                                                                             ----------         ----------

Indonesia - 6.43%

  Asia Pacific Resources International Ltd.(1)

  PT Astra International                                               1,217,000             5,781              .10

  PT Bakrie & Brothers                                                 16,582,400            34,486             .60

  PT Bank Internasional Indonesia                                      3,226,200             5,862              .10

  PT Eka Gunatma Mandiri, 4.00% convertible Eurobonds                  6,692,000             22,194             .38

  October 4, 1997

  PT Fajar Surya Wiesea                                                $ 1,030,000           1,185              .02

  PT Gudang Garam                                                      696,500               328                .01

  PT Hanjeya Mandala Sampoerna                                         735,000               7,691              .13

  PT Indah Kiat Pulp & Paper Corp.                                     4,758,000             49,580             .86

  PT Indofood Sukses Makmur                                            29,307,750            21,493             .37

  PT Indo-Rama Synthetics                                              15,189,250            73,153             1.27

  PT International Nickel Indonesia                                    5,562,000             20,151             .35

  PT Japfa Comfeed Indonesia                                           5,069,500             9,544              .17

  PT Jaya Real Property                                                700,000               345                .01

  PT Kabelmetal Indonesia                                              2,114,000             5,739              .10

  PT Kalbe Farma                                                       1,200,000             985                .02

  PT Lippo Bank                                                        362,000               1,228              .02

  PT Mayora Indah                                                      11,765,000            18,157             .31

  PT Modern Photo Film Co.                                             10,380,000            7,499              .13

  PT Mulia Industrindo                                                 549,900               3,190              .06

  PT Pabrik Kertas Tjiwi Kimia                                         2,092,245             5,909              .10

  Perusahaan Perseroan (Persero)PT Indonesian                          1,355,962             1,247              .02

      Satellite Corp. (American Depositary Receipts)

  Perusahaan Perseroan (Persero)PT Telekomunikasi                      887,500               32,394             .56

     Indonesia, Class B (American Depositary Receipts) (1)

  PT Praxair Indonesia (1)                                             662,300               16,723             .29

  PT Semen Gresik                                                      142,700               34                 -

  PT Sorini Corp                                                       3,565,000             9,989              .17

  PT Supreme Cable Manufacturing Corp.                                 112,500               547                .01

  PT Supreme Cable Manufacturing Corp., rights,  expire January. 3, 1996 (1)   811,000               1,207              .02


  PT Tambang Timah Class B(Global Depositary Receipts) (1)             405,500               5

  PT Tigaraksa Satria                                                  836,270               10,161             .18

                                                                       1,207,300             4,229              .07

                                                                                             ----------         ----------

                                                                                             371,036            6.43

                                                                                             ----------         ----------



Malaysia  - 4.16%

  Arab Malaysian Finance Bhd.

  Genting Bhd.                                                         1,642,000             6,984              .12

  Genting International PLC                                            3,547,500             29,618             .51

  Hong Leong Credit Bhd.                                               8,301,000             13,531             .24

  IJM Corp. Bhd. (MR)                                                  1,593,000             7,905              .14

  Leader Universal Holdings Bhd.                                       8,075,714             12,849             .22

  Malaysian International Shipping Corp. Bhd.                          8,920,000             20,375             .35

  Nestle (Malaysia) Sdn. Bhd.                                          2,210,000             5,788              .10

  O.Y.L. Industries Bhd.                                               4,765,000             34,904             .60

  Renong Bhd.                                                          1,165,437             9,042              .16

  Renong Bhd., 2.50% convertible bond January 15, 2005                 7,905,000             11,706

     (acquired 10/20/94, cost:$2,554,000) (2)

  Renong Bhd., 2.50% convertible Eurobonds                             $2,550,000            2,843

     January 15, 2005

  Resorts World Bhd.                                                   $2,855,000            3,183              .32

  Sime Darby Bhd.                                                      1,267,000             6,786              .12

  Sime UEP Properties Bhd.                                             16,217,000            43,110             .75

  Technology Resources Industries Bhd. (1)                             3,344,000             5,268              .09

  UMW Holdings Bhd.                                                    2,614,000             7,721              .13

  UMW Holdings Bhd., warrants, expire January 26, 2000 (1)             6,676,359             17,879

                                                                       736,159               519                .31

                                                                                             ----------         ----------

                                                                                             240,011            4.16

                                                                                             ----------         ----------



Mauritius  - 0.08%

  State Bank of Mauritius                                                                    ----------         ----------

                                                                       10,927,000            4,573              .08

                                                                                             ----------         ----------

Mexico  - 9.11%

  Apasco, SA de CV, Class A

  CEMEX, SA, Class A                                                   6,326,426             26,031             .45

  CEMEX, SA, Class B                                                   2,956,762             9,817

  CEMEX, SA, ordinary participation certificates                       6,535,551             23,828

  Cifra, SA de CV, Class A                                             7,609,287             25,265             1.02

  Cifra, SA de CV, Class B                                             8,694,000             9,622

  Cifra, SA de CV, Class C                                             10,761,580            11,238

  Corporacion Geo,SA de CV, Class  B(aquire 8/29/95,cost$4,981,000) (2)   11,580,192            11,761             .57

  Embotelladores del Valle de Anahuac, SA de CV, Class B               1,401,268             4,142              .07

  Gruma, SA de CV, Class B                                             546,000               498                .01

  Grupo Carso, SA de CV, Class A1                                      864,960               2,444              .04

  Grupo Financiero Banamex Accival, SA de CV, Class B                  4,448,300             24,095             .42

  Grupo Financiero Banamex Accival, SA de CV, Class L                  29,625,550            49,839

  Grupo Financiero Banamex Accival, SA de CV,                          7,474,093             11,153

  7.00% convertible Eurobonds December 15, 1999

  Grupo Financiero Banorte, SA de CV, Class B                           $2,520,000           2,028              1.09

  Grupo Industrial Maseca, SA de CV, Class B                           10,414,957            9,737              .17

    (American Depositary Receipts)

  Grupo Televisa, SA, ordinary participation certificates              5,700                 52                 -

  Grupo Televisa, SA, ordinary participation certificates              375,000               4,443

    (American Depositary Receipts)

  Kimberly-Clark de Mexico, SA de CV, Class A                          3,042,499             68,456             1.26

  Panamerican Beverages, Inc., Class A                                 2,087,100             31,633             .55

  Sigma Alimentos, SA de CV. Class B                                   1,459,200             46,695             .81

  Telefonos de Mexico, SA de CV, Class A                               400,000               2,552              .04

  Telefonos de Mexico, SA de CV, Class L                               7,487,500             12,089

  Telefonos de Mexico, SA de CV, Class L                               11,231,250            18,075

    (American Depositary Receipts)

  Tubos de Acero de Mexico, SA (1)                                     3,133,475             99,879             2.25

  Tubos de Acero de Mexico, SA                                         1,012,200             7,420

    (American Depositary Receipts) (1)

                                                                       1,883,200             13,182             .36

                                                                                             ----------         ----------

                                                                                             525,974            9.11

                                                                                             ----------         ----------

Morocco  - 0.22%

Banque Commercial du Maroc

Cimenterie de l'Oriental, Class A (1)                                  31,505                1,998              .04

ONA SA                                                                 92,503                3,575              .06

Societe des Brasserie du Maroc                                         56,000                2,158              .04

Wafabank Class A                                                       20,500                1,944              .03

                                                                       72,000                3,116              .05

                                                                                             ----------         ----------

                                                                                             12,791             .22

                                                                                             ----------         ----------

Pakistan  - 1.08%



  Chakwal Cement (Global Depository Receipts)(1)

  Hub Power Co.  (Global Depositary Receipts) (1)                      891,111               6,461              .11

  Pakistan Telecommunication Corp.                                     2,066,328             35,954             .62

   (Global Depositary Receipts) (1)

                                                                       236,100               20,068             .35

                                                                                             ----------         ----------

                                                                                             62,483             1.08

                                                                                             ----------         ----------





Peru  - 0.78%

  Credicorp Ltd. (1)

  Ontario-Quinta AVV (acquired 8/15/94, cost: $12,000,000)  (2)        1,944,560             33,544             .58

                                                                       11,694,441            11,694             .20

                                                                                             ----------         ----------

                                                                                             45,238             .78

                                                                                             ----------         ----------

Philippines  - 7.30%

  Ayala Corp., Class B

  Ayala Corp., Class B (Global Depositary Shares)                      22,545,827            27,526

  Ayala Land, Inc., Class B                                            514,976               4,635              .56

  Bacnotan Consolidated Industries, Inc.                               18,285,962            22,326             .39

  Bacnotan Consolidated Industries, Inc., 5.50% convertible            336,235               1,924

   bond June 21, 2004 (acquired 6/8/94, cost: $4,479,000) (2)

  Benpres Holdings Corp.                                               $4,500,000            3,825              .10

    (Global Depositary Receipts) (1)

  C&P Homes Inc.,  (1)                                                 793,210               3,768              .07

  International Container Terminal Services Inc.                       7,251,900             5,326              .09

  International Container Terminal Services Inc., 6.00% convertible    5,787,730             3,036

    bond, February 19, 2000 (acquired 2/18/93, cost: $4,000,000) (2)

  JG Summit Holdings, Inc., Class B                                    $4,000,000            3,600              .11

  JG Summit Holdings, Inc., Class B                                    28,256,600            7,762

    (Global Depositary Shares)

  JG Summit Holdings, Inc.,                                            20,000                480

    3.50% convertible bond December 23, 2003

  Keppel Philippines Holdings,Inc., Class B                            $15,270,000           11,110             .34

  Kepphil Shipyard, Inc. (1)                                           226,740               95                 -

  Manila Electric Co., Class B                                         136,960               7                  -

  Metropolitan Bank and Trust Co.                                      1,979,590             16,163             .28

  Petron Corp.                                                         1,857,350             36,141             .63

  Petron Corp. (Global Depositary Receipts)                            6,071,250             3,127

  Philippine Commercial International Bank, Inc.                       377,075               7,919              .19

  Philippine Long Distance Telephone Co., ordinary                     1,066,200             9,844              .17

  Philippine Long Distance Telephone Co.                               86,250                4,689

    (American Depositary Receipts)(1)

  Philippine Long Distance Telephone Co., convertible preferred,       1,531,305             82,882

    Series II (Global Depositary Receipts)

  Philippine Long Distance Telephone Co., convertible                  474,000               14,694

    preferred Series III (Global Depositary Shares)

  Philippine National Bank                                             87,000                4,502              1.85

  Pilipino Telephone Corp.(acquired 6/26/92, cost: $10,320,000)(1)(2)   1,233,072             13,643             .24

  PR Holdings Inc., subscription rights (aquired 7/8/92,               32,504,000            32,864             .57

  cost: $9,835,000)(1)(2)

  San Miguel Corp., Class B                                            2,236,600             9,437              .16

  Southeast Asia Cement Holdings (1)                                   20,486,772            69,957             1.21

  Universal Robina Corp.                                               39,000,000            5,059              .09

  Universal Robina Corp. (acquired 3/2/94, cost: $13,032,000) (2)      9,092,400             4,510

                                                                       20,400,000            10,118             .25

                                                                                             ----------         ----------

                                                                                             420,969            7.30

                                                                                             ----------         ----------

Poland  - 0.11%

  Zaklady Piwowarskie  w Zywcu SA (Previously listed as Zywiec)                              ----------         ----------

                                                                       94,811                6,541              .11

                                                                                             ----------         ----------

Portugal  - 0.31%



  Portugal Telecom ,SA

  Portugal Telecom SA (American Depositary Receipts)(1)                100,000               1,879

  Televisao Independente SA (1)                                        815,000               15,485             .30

                                                                       105,500               490                .01

                                                                                             ----------         ----------

                                                                                             17,854             .31

                                                                                             ----------         ----------

RUSSIA AND FORMER REPUBLICS OF THE SOVIET UNION - 1.42%

Abacan Resource Corp. (1)

Abacan Resource Corp. (1)                                              3,000,000             8,470

Chernogorneft (Russian Depositary Trust Certificate)                   2,803,000             7,533              .28

Gez Investment Holding Ltd.,Class A                                    70                    4,641              .08

(aquired 9/11/95,Cost: $230,000)(1)(2)

Gez Investment Holding Ltd.,Class B                                    2,870                 230

(aquired 9/11/95,Cost: $12,623,000)(1)(2)

J P Kenny Exploration & Production Ltd.                                157,793               12,623             .22

Lukoil Holding    (Russian Depositary Trust Certificate)               6,138,140             15,443             .27

New Century Capital Partners,L.P.                                      12                    1,386              .02

(acquired 12/7/95,cost: $19,129,000)(!)(2)(3)

Russian Telecommunications Development Corp.                           19,128,900            19,129             .34

     (acquired 12/22/93, cost: $3,800,000) (1) (2)

Russian Telecommunications Development Corp.,                          380,000               3,800

    nonvoting ordinary (acquired 12/22/93, cost: $6,200,000) (1) (2)

Star Mining Corp. NL                                                   620,000               6,200              .17

                                                                       19,740,000            2,491              .04

                                                                                             ----------         ----------

                                                                                             81,946             1.42

                                                                                             ----------         ----------

South Africa  - 2.57%

  AECI Ltd.

  International  Pepsi-Cola Bottling Investments                       719,100               4,341              .08

     (aquired 12/18/95,cost:$10,000,000)(1)(2)(3)

  Iscor Ltd.                                                           100,000               10,000             .17

  Malbak Ltd.                                                          20,477,857            18,430             .32

  Nedcor Ltd.                                                          2,653,833             18,386             .32

  Nedcor Ltd.,                                                         8,600                 148

  (Global Depositary Receipts)

  Nedcor Ltd.,  warrants, expire September 30, 1997 (1)                1,227,736             20,417

  Polifin  Ltd.                                                        306,934               1,688              .38

  Rembrandt Group Ltd.                                                 677,000               1,087              .02

  Sasol Ltd.                                                           808,000               7,760              .13

  South Africa Capital Growth Fund, Class D                            6,176,609             50,589             .88

      (acquired 8/25/95,cost:$13,650,000)(1)(2)(3)

  South Africa Capital Growth Fund, Class A                            13,650                13,650

      (acquired 8/25/95,cost:$1,900,000)(1)(2)(3)

                                                                       1,900                 1,900              .27

                                                                                             ----------         ----------

                                                                                             148,396            2.57

                                                                                             ----------         ----------

South Korea  - 7.84%

  Cheil Foods & Chemicals, Inc., nonvoting preferred

  Cheil Foods & Chemicals, Inc., 3.00% convertible                     70,500                2,463

      Eurobonds December 31, 2006

  Daehan Asia Trust (International Depositary Receipts)                2,365,000             3,051              .10

  Daehan Korea Trust (International Depositary Receipts)               2,820                 3,384              .06

  Daewoo Corp.                                                         500                   450                .01

  Daewood Securities Co., Ltd., nonvoting preferred                    257,738               2,990              .05

  Daewood Securities Co., Ltd.,ordinary                                421,270               7,181

  HAITAI STORES CO., LTD.                                              415,674               10,825             .31

  Hanil Bank                                                           16,747                149                -

  Hansol Paper Co., Ltd., preferred                                    3,488,280             40,212             .70

  Hansol Paper Co., Ltd., ordinary                                     8,663                 181

  Hyundai Motor Co., nonvoting preferred,new                           76,089                2,913              .05

  (Global Depositary Receipts) (1)

  Hyundai Motor Co., nonvoting preferred                               586,800               9,095

  (Global Depositary Receipts)

  Korea Asia Fund Ltd.                                                 508,000               7,747              .28

  (International Depositary Receipts) (1)

  Korea Electric Power Corp.                                           300                   3,337              .06

  Korea Electric Power Corp.                                           2,478,790             108,265

  (American Depositary Receipts)

  Korea First Bank                                                     225,000               6,019              1.98

  Korea Long Term Credit Bank                                          2,174,850             19,346             .34

  Korea Mobile Telecommunications Corp.                                349,841               10,272             .18

  Korea Mobile Telecommunications Corp.                                9,590                 10,631

         (Global Depositary Receipts)(1)

  Korea Pacific Trust (International Depositary Receipts) (1)          45,300                2,005              .22

  Kyongnam Bank                                                        3,000                 3,900              .07

  Kyongnam Bank, new                                                   600,000               6,126

  LG Chemical Ltd., preferred                                          133,607               1,352              .13

  LG Electronics Inc.                                                  330,000               3,867              .07

  LG Electronics, Inc. nonvoting preferred                             48,840                1,700

  LG Electronics, non-voting preferred                                 546,500               12,981

  (Global Depositary Receipts)

  LG Electronics Inc. new                                              756,100               9,829

  LG Electronics Inc. new                                              2,304                 79

  (Global Depositary Receipts) (1)

  LG Securities Co. Ltd.                                               16,896                265                .43

  LG Securities Ltd., preferred                                        138,648               2,467

  Pacific Chemical Industrial Co. Ltd.                                 590,460               6,470              .15

  Pohang Iron & Steel Co., Ltd.                                        165,440               3,860              .07

  Pohang Iron & Steel Co., Ltd.                                        346,650               24,300

  (American Depositary Receipts)

  Samsung Electronics Co., Ltd.                                        201,000               4,397              .50

  Samsung Electronics Co., Ltd., new, 3/95                             192,704               35,116

  Samsung Electronics Co., Ltd., new, 8/95                             40,313                7,294

  Samsung Electronics Co., Ltd., nonvoting preferred, new 3/95         3,830                 695

  Samsung Electronics Co., Ltd., nonvoting preferred                   12,515                1,451

  Samsung Electronics Co., Ltd., nonvoting preferred                   70,695                8,346

  (Global Depositary Shares)

  Samsung Electronics Co., Ltd.,ordinary                               280,922               16,434

  (Global Depositary Shares)

  Seoul Asia Index Trust (International Depositary Receipts)           103,594               9,945              1.36

  Seoul Horizon Trust                                                  80                    940                .02

  Shinhan Bank                                                         531,000               9,160              .16

  Ssangyong Investments & Securities, Co., Ltd.                        186,650               4,060              .07

  Ssangyong Investments & Securities, Co., Ltd., nonvoting preferred   4,000                 72

  Ssangyong Oil Refining Co. Ltd.                                      61,090                642                .01

  Taihan Electric Wire Co.                                             298,000               8,452              .15

  Yukong Ltd.                                                          123,148               3,334              .06

  Yukong Ltd., new                                                     309,755               10,702

  Yukong Ltd., nonvoting preferred,                                    28,106                967

  (Global Depositary Receipts)

  Yukong Ltd., ordinary                                                230,000               2,300

  (Global Depositary Receipts)

                                                                       27,558                428                .25

                                                                                             ----------         ----------

                                                                                             452,447            7.84

Sri Lanka  - 0.16%                                                                           ----------         ----------

  Asian Hotel Corp.

  Development Finance Corp. of Ceylon                                  6,107,500             1,655              .03

  National Development Bank                                            1,258,310             7,055              .12

                                                                       96,200                395                .01

                                                                                             ----------         ----------

                                                                                             9,105              .16

Taiwan  - 2.31%                                                                              ----------         ----------



  Acer Inc. (1)

  Acer Inc.(1)                                                         2,130,000             4,918

  (Global Depositary Receipts)

  Acer Inc., 4.00% convertible Eurobonds June 10, 2001                 735,000               9,555

  Advance Semiconductor Engineering, Inc.                              $2,380,000            6,902              .37

  Advance Semiconductor Engineering,  Inc.                             2,441,000             5,904

  (Global Depositary Receipts)(1)

  Chia Hsin Cement Corp.                                               360,000               4,761              .18

    (Global Depositary Receipts)

  China Steel Corp.                                                    645,700               5,375              .09

  China Steel Corp.                                                    7,900,000             6,312

    (American Depositary Receipts)

  China Steel Corp .                                                   813,000               14,126

    (Global Depositary Shares)

  Hocheng Corp  Ltd., (Global Depositary Receipts)                     300,000               5,213              .45

  Nan Ya Plastics Corp.                                                112,361               1,101              .02

  R.O.C. Taiwan Fund                                                   700,000               1,062              .02

  Siliconware Precision Industries Co.,Ltd.(1)                         26,000                273                -

  Siliconware Precision                                                1,485,000             3,973

  (Global Depositary Receipts)(1)

  Sin-Yih Ceramics Co. Ltd.                                            13,000                215                .07

  Taiwan American Fund, nonvoting, preferred (1)                       1,500,000             2,298              .04

  Taiwan Opportunities Fund, series C (1)                              600,000               6,300              .11

  Taiwan Semiconductor Manufacturing Co. Ltd..(1)                      200,000               2,130              .04

  Ton Yi Industrial Corp.(1)                                           14,815,000            46,422             .80

  U-Ming Marine Transport Corp.(1)                                     3,803,640             5,004              .09

                                                                       1,570,000             1,669              .03

                                                                                             ----------         ----------

                                                                                             133,513            2.31

                                                                                             ----------         ----------

Thailand  - 4.94%

  Alphatec Electronics Public Co. Ltd.

      (acquired 6/26/95,cost:$8,516,000)(2)

  Ayudhya Jardine CMG Life Assurance                                   520,000               7,434              .13

      (Formerly Ayudha Life Assurance Co.,Ltd.)

  Bangkok Bank Public Co. Ltd.                                         84,547                349                .01

  Bangkok Bank Public Co.Ltd., 3.25% convertible bond                  6,360,240             77,293

     March 3, 2004 (acquired 8/4/94, cost: $961,000) (2)

  Bangkok Bank Public Co. Ltd., 3.25% convertible                      $1,000,000            1,060

     Eurobond March 3, 2004

  Bangkok Metropolitan Bank Public Co. Ltd.                            $3,630,000            3,848              1.41

  Bank of Ayudhya Co. Ltd.                                             1,052,500             982                .02

  Charoen Pokphand Feedmill Public Co. Ltd.                            4,224,240             23,654             .40

  Dusit Thani Public Corp. Ltd.                                        1,575,600             7,696              .13

  Electricity Generating Authority of Thailand (1)                     990,000               1,455              .03

  Electricity Generating Authority of Thailand,                        7,392,217             25,247

    local registered (1)

  Industrial Finance Corp. of Thailand                                 22,530                67                 .44

  MBK Properties & Development Co. Ltd.                                3,593,800             12,203             .21

  Nakhornthai Integrated Steel Co., Ltd.                               4,000,000             5,639              .10

  Post Publishing Public Co. Ltd.                                      11,213,400            12,915             .22

  SCF Finance and Securities Public Co.Ltd.                            1,010,000             5,616              .10

  Serm Suk Public Co. Ltd.                                             92,451                292                .01

  Serm Suk Public Co. Ltd., local registered                           210,166               3,255

  Siam City Bank Public Co. Ltd.                                       64,960                1,006              .07

  Siam City Credit  Finance and Securities Public Co. Ltd.             8,140,010             9,375              .16

  Siam Commercial Bank, Public Co.Ltd.                                 73,417                347                .01

  Thai Farmers Bank Public Co. Ltd.                                    1,340,200             17,671             .31

  Thai Military Bank Public, Ltd.                                      4,836,600             48,789             .85

  Wattachak Public Co. Ltd.,                                           3,243,684             13,140             .23

    3.50% convertible bond December 6, 2003

                                                                       $6,400,000            5,952              .10

                                                                                             ----------         ----------

                                                                                             285,285            4.94

Turkey  - 1.09%                                                                              ----------         ----------

  Adana Cimento Sanayii TAS, Class A

  Adana Cimento Sanayii, TAS Class C                                   24,145,229            3,127

  Arcelik AS                                                           9,611,136             232                .06

  Eczacibasi Ilac Sanayi ve Ticaret AS (1)                             49,620,352            3,986              .07

  Ege Biracilik ve Malt Sanayii AS                                     1,776,600             100                -

  KOC Holding AS, ordinary                                             27,959,940            9,626              .17

  Migros Turk                                                          59,021,018            8,418              .15

  Netas Northern Electric Telekomunikasyon AS                          3,720,000             2,836              .05

  Turkiye Garanti Bankasi AS                                           24,700,000            6,985              .12

  Turkiye Garanti Bankasi AS                                     66,826,513            5,587

    (American Depositary Receipts)  (1)

  Turkiye Sise ve Cam Fabrikalari AS                                   449,000               3,816              .16

  Yapi ve Kredi Bankasi AS                                             132,643,312           15,439             .27

                                                                       70,000,000            2,869              .04

                                                                                             ----------         ----------

                                                                                             63,021             1.09

                                                                                             ----------         ----------

United States  - 0.09%

  Atlantic Tele-Network Inc.(1)

  Freeport-McMoRan Copper & Gold Inc., Class A                         270,700               2,927              .05

                                                                       90,000                2,520              .04

                                                                                             ---------          --------

                                                                                             5,447              .09

                                                                                             ----------         ----------



Venezuela  - 0.10%

  Compania de Inmuebles Y Valores Caracas (1)

  Fabrica Nacional de Cementos SACA                                    72,655,270            0                  -

  Mavesa SA (American Depositary Receipts)                             14,531,054            1,068              .02

 (acquired 10/28/93, cost:$4,385,000)    (2)

  Venezolana de Cementos, SACA I                                       578,441               2,025              .04

  Venezolana de Cementos, SACA II                                      1,579,719             1,938

  Venezolana de Prerreducidos Caroni CA                                321,192               345                .04

  (Global Depositary Shares)

                                                                       46,300                156                -

                                                                                             ----------         ----------

                                                                                             5,532              .10

                                                                                             ----------         ----------

Vietnam - 0.11%

  Vietnam Frontier Fund

   (acquired 7/21/94, cost: $3,000,000) (1) (2)

  Vietnam Investment Fund, preferred, units                            291,300               3,000              .05

   (acquired 8/4/94, cost: $3,206,000) (1) (2) (3)

  Vietnam Investment Fund, ordinary, units                             30                    3,206

   (acquired 8/4/94, cost: less than $1,000) (1) (2) (3)

                                                                       6                     0                  .06

                                                                                             ----------         ----------

                                                                                             6,206              .11

                                                                                             ----------         ----------





Multi National  - 1.14%

  Emerging Markets Gold Fund

    (acquired 1/28/94, cost: $9,563,000) (1) (2) (3)                                         ----------         ----------

New Europe East Investment Fund, Class B                               9,563                 9,563              .17

    (acquired 6/4/93, cost $54,500,000)(1)(2)(3)(4)

                                                                       436                   55,718             .97

                                                                                             ---------          -------

                                                                                             65,281             1.14



Miscellaneous  - 0.96%

  Equity-type securities in initial period of acquisition(5)                                 ----------         ----------

                                                                                             55,299             .96

                                                                                             ----------         ----------



TOTAL EQUITY-TYPE SECURITIES (cost: $4,447,842,000)

                                                                                             ----------         ----------

                                                                                             5,140,227          89.08

                                                                                             ----------         ----------





                                                                       Principal

                                                                       Amount

BOND & NOTES                                                           (000)



Argentina  - 0.39%

  Republic of Argentina Bocon PIK

     4.57% April 1, 2001(6)

Republic of Argentina Bearer Bond Series L 6.8125%                     ARP2000               1,088              .02

     March 31, 2005(6)

  Republic of Argentina Eurobond Series L                              13,000                9,262              .16

    5.00% March 31, 2023  (6)

  Telecom Argentina                                                    $11,000               6,297              .11

    10.00% November 15, 2002

                                                                       5,750                 6,138              .10

                                                                                             ----------         ----------

                                                                                             22,785             .39

                                                                                             ----------         ----------

Brazil - 0.71%

  Federal Republic of Brazil Capitalization Bond PIK

   8.00% April 15, 2014

  Federal Republic of Brazil Debt Conversion Bond Series LI            23,612                13,488             .23

    6.875% April 15, 2012 (6)

Federal Republic of Brazil Bond Series Z                               43,000                24,671             .43

   4.25% April 15, 2024 (6)

  Republic of Minas Gerais Series A                                    2,250                 1,190              .02

     7.875% February 10, 1999

  Republic of Minas Gerais Series B                                    1,500                 1,260              .02

     8.250% February 10, 2000

                                                                       500                   414                .01

                                                                                             ----------         ----------

                                                                                             41,023             .71

Colombia  - 0.02%                                                                            ----------         ----------

  Communicacio Cellular SA

    0%/13.125% November 15, 2003 (1)(7)

                                                                       2,000                 1,143              .02

                                                                                             ----------         ----------

Ecuador  - 0.45%

Republic of Equador Discount Bond

      6.8125%  February 28, 2005(6)

Republic of Equador Past Due Interest Bonds                            65,919                11,378             .20

      6.8125% February 27, 2015(6)

                                                                       43,669                14,543             .25



                                                                                             ----------         ----------

                                                                                             25,921             .45

                                                                                             ----------         ----------





India - 0.01%

  Flex Industries 13.50% December 31, 2004

                                                                        INR 29,929           851                .01

                                                                                             ----------         ----------





Mexico  - 0.47%

  Banco Nacional de Com ercio Exterior International Finance

     7.250%  February 2, 2004

  MC-Cuernavaca Toll Road Trust                                        3,250                 2,515              .04

     9.250%  July 25, 2001

  Tubos de Acero de Mexico,                                            1,571                 1,074              .02

    13.75% December 8, 1999

  United Mexican States Discount Bond Series A                         7,500                 7,594              .13

     6.76563% December 31, 2019(6)

  United Mexican States Discount Bond Series B                         16,250                11,720             .08

     6.76563% December 31, 2019(6)

                                                                       6,000                 4,327              .20

                                                                                             ----------         ----------

                                                                                             27,230             .47

                                                                                             ----------         ----------



Panama  - 0.78%

  Republic of Panama/Agent-Bank of America NTSA

     Loan Participation Agreements

    (Participation-Morgan Guaranty Trust, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-Bank of America NTSA/                       28,921                12,289             .21

     Loan Participation Agreements

    (Participation-Citibank, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-Bank of America NTSA/                       28,400                12,060             .21

     Loan Participation Agreements

    (Participation-Chase Manhattan Bank NA

    (1)(6)(8)(9)

  Republic of Panama/Agent-Generale Bank NV SA/                        6,993                 2,880              .05

    Loan Participation Agreements

    (Participation-Morgan Guaranty Trust, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-Generale Bank NV SA /                       4,956                 2,113              .04

    Loan Participation Agreements

    (Participation-Citibank, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-Chase Manhattan Bank NA/                    848                   360                .01

    Loan Participation Agreements

    (Participation-Morgan Guaranty Trust, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-MUL/                                        6,660                 2,828              .06

    Loan Participation Agreements

    (Participation-Morgan Guaranty Trust, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-First Chicago Limited/                      314                   144                -

    Loan Participation Agreements

    (Participation-Morgan Guaranty Trust, NA)(1)(6)(8)(9)

  Republic of Panama/Agent-Bank of America NTSA/                       1,482                 626                .01

  Loan Participation Agreements

    (Participation-Citibank, NA)(!)(6)(8)(9)

  Republic of Panama  Interest Reduction Bond                          21,325                9,000              .16

     3.50% due 12/29/49

                                                                       4,250                 1,929              .03

                                                                                             ----------         ----------

                                                                                             44,229             .78

                                                                                             ----------         ----------

Peru  - 1.16%

  Republic of Peru /Agent-Bankers Trust Company/

     Loan Participation Agreements

     (Participation-Citibank, NA.) (1)(6)(8)(9)

  Republic of Peru /Agent-Chemical Bank/                               10,764                3,780              .07

     Loan Participation Agreements

     (Participation-Citibank, NA)(1)(6)(8)(9)

  Republic of Peru/Agent-Chemical Bank/                                3,544                 1,260              .02

     Loan Participation Agreements

     (Participation-Morgan Guaranty Trust, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Citibank, NA/                                 4,085                 1,440              .02

     Loan Participation Agreements

     (Participation-Salomon Brothers) (1)(6)(8)(9)

  Republic of Peru/Agent-Citibank, NA/                                 20,278                6,444              .11

     Loan Participation Agreements

     (Participation-Citibank, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Citibank, NA/                                 20,971                7,020              .12

     Loan Participation Agreements

     (Participation-Morgan Guaranty Trust, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Morgan Guaranty Trust/NA/                     41,364                14,562             .25

     Loan Participation Agreements

     (Participation-Morgan Guaranty Trust, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Wells Fargo Bank                              8,720                 3,060              .05

     Loan Participation Agreements

     (Participation-Citibank, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Wells Fargo Bank/                             20,657                7,326              .13

     Loan Participation Agreements

     (Participation-Morgan Guaranty Trust, NA) (1)(6)(8)(9)

  Republic of Peru/Agent-Wells Fargo Bank/                             35,534                12,528             .22

     Loan Participation Agreements

     (Participation-Morgan Guaranty Trust, NA) (1)(6)(8)(9)

                                                                       26,550                9,540              .17



                                                                                             ----------         ----------

                                                                                             66,960             1.16

                                                                                             ----------         ----------

Philippines  - 0.04%

  Subic Power Corp. 9.50% December 28, 2008

                                                                       2,670                 2,535              .04

                                                                                             ----------         ----------

                                                                                             2,535              .04

                                                                                             ----------         ----------

Poland  - 0.03%

   Republic of Poland Discount Bond

       7.125% October 27, 2024 (6)

                                                                       2,500                 1,894              .03





South Africa  - 0.25%

  Republic of South Africa  13.00%  August 31, 2010

                                                                       56,750                14,343             .25









TOTAL BONDS AND NOTES (cost: $ 206,915,000)                                                  ----------         ----------

                                                                                             248,914            4.31

                                                                                             ----------         ----------

SHORT-TERM SECURITIES



CORPORATE SHORT-TERM NOTES  - 4.02%



  Abbey National North America 5.72% due 01/29/96

  Bayerische Landesbanke Girozentrale 5.66%-5.70%due01/3-02/05/96      10,000                9,954              .17

  Ford Credit Europe PLC  5.71% due 1/17/96                            39,800                39,667             .69

  Glaxo Welcome PLC.5.65%-5.70% due 01/22-02/14/96                     11,800                11,769             .20

  Halifax Building Society. 5.67% due 1/16/96                          30,100                29,959             .52

  National Australia Funding(Dela) Inc.5.70%-5.75%due 1/11-1/22/96     50,000                49,872             .86

  Nestles Capital Corp. 5.56%-5.69% due 01/30/96-02/08/96              26,400                26,338             .46

  Toyota Motor Credit Corp. 5.68-5.71% due 01/12/96-02/09/96           30,800                30,631             .53

  UBS Finance ( Delaware ) Inc. 5.85% due 01/02/96                     26,550                26,401             .46

                                                                       7,600                 7,598              .13

                                                                                             ----------         ----------

                                                                                             232,189            4.02

Federal Agency Discount Notes  - 0.17%

  Federal Farm Credit 5.55% due 02/02/96                                                     ----------         ----------

                                                                       10,000                9,949              .17

                                                                                             ----------         ----------

Certificates of Deposit  - 1.77%

  Banque Nationale de Paris 5.780% due 02/01/96

  Bayerische Hypotheken-Und Wechsel-Bank AG                            37,000                36,999             .64

       5.81% due 1/18/96

  Deutsche Bank   5.77% due 01/19/96                                   25,000                25,000             .43

  National Westminister Bank PLC.  5.78% due 01/16/96                  15,000                15,000             .26

  Societe Generale 5.78% due 01/16/96                                  10,000                10,000             .17

                                                                       15,200                15,200             .27



                                                                                             ----------         ----------

                                                                                             102,199            1.77

                                                                                             ----------         ----------



Non-U.S. Government Short -Term Obligations - 0.45%

 Certificados de la Tesoreria due 1/18/96                                                    ----------         ----------

 Hidroelectrica Piedra DelAguila, S.A. 15.00% due 11/27/96             10,460.00             13,353             .24

 Mesbla SA, Series 2, 13.25% convertible                               6,500,000             6,500              .11

    bond November 1, 1996

  Polish Government Treasury Bills due 4/18-7/31/96                    R$  25,190,000        251                -

                                                                       PLZ  15,800           5,933              .10

                                                                                             ----------         ----------

                                                                                             26,037             .45

Non-U.S. Currency  - 0.96%

  Chilean Peso

  New Taiwanese Dollar                                                 CHP  5,940,689        14,632             .26

                                                                       NT$ 1,105,164         40,503             .70

                                                                                             ----------         ----------

                                                                                             55,135             .96

                                                                                             ----------         ----------

TOTAL SHORT-TERM SECURITIES (cost:$429,487,000)

                                                                                             425,509            7.37

TOTAL INVESTMENT SECURITIES (cost: $5,084,244,000)                                           ----------         ----------

Excess of liabilities over cash and receivables                                              5,814,650          100.76

                                                                                             43,688             .76

NET ASSETS                                                                                   ----------         ----------

                                                                                             $5,770,962         100.00


  1. Non- income-producing securities.
  2. Purchased in a private placement transaction: resale to the public may require registration, and no right to demand registration under U.S. law exists. As of December 31, 1995, the total market value and cost of such securities was $394,170,000 and $407,230,000,respectively, and the market value represented 6.83% of net assets.
  3. Includes an unfunded capital commitment representing a binding commitment made by the fund which may be paid in the future.
  4. A Luxembourg-based, closed-end investment fund seeking long-term capital appreciation through investments in Eastern and Central Europe and the former Soviet Union, and for which Capital
     International, Inc. serves as the investment advisor.
  5. Does not include an agreement, totaling $43,000,000, to purchase over a multi-year period shares of
     New Asia East Investment Fund, a company managed by Capital International, Inc. The commitment to purchase will not be recorded until certain regulatory approvals are obtained.
  6. Coupon rate may change periodically.
  7. Respresents a zero coupon bond which will convert to a coupon-bearing security at a later date.
  8. Security is currently in default.
  9. Participation interests were acquired through the financial instituition indicated parenthetically.

Non-U.S. Currency Symbols:
  ARP - Argentine Peso
  C$ - Canadian Dollar
  CHP - Chilean Peso
  INR - Indian Rupee
  NT$ - New Taiwanese Dollar
  PHP - Philippine Peso
  R$ - Brazilian Real
  ZAR - South African Rand

See Notes to Financial Statements

EMERGING MAREKTS GROWTH FUND

EQUITY-TYPE SECURITIES ADDED TO THE     EQUITY-TYPE SECURITIES ELIMINATED
PORTFOLIO SINCE JUNE 30, 1995           FROM THE PORTFOLIO SINCE JUNE 30, 1995
-----------------------------------     --------------------------------------

Acer                                                   Akbank Turk

Advanced Semiconductor Engineering                     Banco Comercial Portugues

AECI                                                   Banco de Credito del Peru (1)

Aluminum de Grece Industrial and Commercial            Essar Gujarat

Arab-Malaysian Finance                                 Hopewell Holdings

Asia Pacific Resources International                   Hutchison Delta Finance

Asian Paints (India)                                   PT Inti Indorayon Utama

Banco Nacional                                         ITI Sociedade de Investimentos Turisticos na

Banco Osorno y La Union                                  Ilha da Madeira

Banque Commerciale du Maroc                            Medya Holding

Bharat Forge                                           Samsung Co.

Bombay Dyeing and Manufacturing                        Tan Chong Motor Holdings

C & P Homes                                            Tolmex

Chernogorneft                                          Tung Ho Steel Enterprise

Companhia de Tecidos Norte Minas - COTEMINAS

Corporacion Geo

PT Eka Gunatma Mandiri

Essar Oil

PT Fajar Surya Wiesea

Gez Investments

PT Hanjaya Mandala Sampoerna

Hindustan Lever

Hong Leong Credit

PT Indo-Rama Synthetics

International Pepsi-Cola Bottling Investments

Iscor

Korea Mobile Telecommunications

PT Lippo Bank

Lukoil Holding

Malbak

Mol Magyar Olaj Es Gazipari

PT Mulia Industrindo

New Century Capital Partners

New World Infrastructure

ONA

Perusahaan Perseroan (Persero)

  PT Telekomunikasi Indonesia

Polifin

Rembrandt Group

SCF Finance and Securities

PT Semen Gresik

Siam City Credit Finance and Securities

Siliconware Precision Industries

Sin-Yih Ceramic

Societe des Brasseries du Maroc

PT Sorini

South Africa Capital Growth Fund

Southeast Asia Cement

State Bank of Mauritius

Taiwan American Fund

Taiwan Opportunities Fund

Taiwan Semiconductor Manufacturing

PT Tambang Timah

Ton Yi Industrial

U-Ming Marine Transport

Wafabank




(1) Banco de Credito del Peru shares were exchanged for holdings in Credicorp.


EMERGING MARKETS GROWTH FUND

Statement of Assets and Liabilities
at December 31, 1995 (dollars in thousands)(Unaudited)

--------------------------------------------------------------------------

Assets:

Investment securities at market

 (cost: $5,084,244) ...............                                   $5,814,650

Cash ...............................                                  440

Receivables for--

 Sales of investments .............         $32,914

 Sales of fund's shares                     14,979

 Open forward currency contracts            41

 Dividends and accrued interest ...         27,084                    75,018

                                            ------------------        ----------------

                                                                      5,890,108



Liabilities:

Non-U.S. taxes payable                                                5,056

Payables for--

 Purchases of investments .........         31,363

 Unfunded capital commitments               74,322

 Management services ..............         3,273

 Accrued expenses .................         5,132                     114,090

                                            -------------------       ----------------

                                                                      119,146

                                                                      ----------------

Net Assets at December 31, 1995 --                                    $5,770,962
 Equivalent to $50.28 per share on                                    ================
 114,773,911 shares of $0.01 par
 value capital stock outstanding
 (authorized capital stock --
 200,000,000 shares).........



Statement of Operations for the Six Months Ended December 31, 1995
(dollars in thousands)(Unaudited)

--------------------------------------------------------------------------

Investment Income:

Income:

 Dividends ........................         $37,605

 Interest .........................         35,789                    $73,394
                                            ------------------

Expenses:

 Management services fee ..........         19,736

 Custodian fee ....................         4,273

 Registration statement and                 545
  prospectus.......................

 Auditing and legal fees ..........         87

 Reports to shareholders ..........         4

 Taxes other than federal                   1
  income tax .....................

 Postage, stationery and supplies           1

 Other expenses ...................         301                       24,948
                                            ------------------        ----------------

Income before non-U.S. taxes........                                  48,446

Non-U.S. taxes......................                                  (364)
                                                                      ----------------

Net investment income ..............                                  48,082

                                                                      ----------------

Realized Gain and Unrealized                29,360
 Depreciation on Investments:
Realized gain before non-U.S. taxes.....

Non-U.S. taxes......................        (531)
                                            ------------------

 Net realized gain.................                                   28,829

 Net change in unrealized                   (129,622)
 depreciation on   investments.....................

 Net unrealized appreciation on open        41
 forward currency contracts.........        ------------------

  Net unrealized depreciation ......        (129,581)

  Non-U.S. taxes..                          2,005                     (127,576)
                                            ------------------        ----------------

 Net realized gain and unrealized                                     (98,747)
  depreciation on investments.....                                    ----------------

Net Decrease in Net Assets Resulting                                  ($50,665)
 from Operations .................                                    ================



Statement of Changes in Net Assets  (dollars in thousands)
---------------------------------------------------------------------------

                                            Six Months Ended          Year Ended
                                            December 31, 1995(1)      June 30, 1995
                                            ------------------        ----------------

Operations:                                                           $85,015
 Net investment income..............        $48,082

 Net realized gain on                       28,829                    305,354
 investments .......................

 Net unrealized depreciation                (127,576)                 (486,957)
  on investments ...................        ------------------        ----------------

  Net decrease in net assets                (50,665)                  (96,588)
   resulting from operations ......         ------------------        ----------------

Dividends and Distributions Paid            (40,981)                  (61,624)
 to Shareholders:
 Dividends from net
  investment income ................

 Distributions from net realized            (140,664)                 (456,090)
  gain on investments ..............        ------------------        ----------------

  Total dividends and                       (181,645)                 (517,714)
   distributions ..................         ------------------        ----------------

Capital Share Transactions:                 251,679                   1,502,619
  Proceeds from shares sold:
  4,675,641 and 26,840,022 shares,
  respectively.....................

 Proceeds from shares issued in             179,783                   513,177
  reinvestment of net investment            ------------------        ---------------
  income dividends and
  distributions of net realized
  gain on investments:
  3,678,055 and 8,593,036 shares,
  respectively......................

  Net increase in net assets                431,462                   2,015,796
   resulting from capital share             ------------------        ----------------
   transactions ...................

Total Increase in Net Assets                199,152                   1,401,494



Net Assets:                                 5,571,810                 4,170,316
 Beginning of period ...............        ------------------        ----------------

 End of period (including undistributed net investment income and excess distributions over net investment income: $4,691 and
$2,410,respectively)................       $5,770,962                $5,571,810
                                            ==================        ===============


(1) Unaudited.
See Notes to Financial Statements

EMERGING MARKETS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

1. Emerging Markets Growth Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale), or which are not deemed to represent market value, are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Investment securities, cash balances, and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, dividend and interest income, and certain expenses are calculated at the rates of exchange prevailing on the respective dates of such transactions. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

     Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot be readily determined. Unfunded capital commitments are recorded at the amount that would be paid when and if capital calls are made.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $4,273,000 includes $119,000 that was paid by these credits rather than in cash.

2. Investing in securities of issuers in a variety of developing countries involves certain special investment risks, which may include investment and repatriation restrictions, currency volatility, government involvement in the private sector, limited investor information, shallow securities markets, certain local tax law considerations, and limited regulation of the securities markets.

     Dividend income, and interest income, net realized gain and net unrealized gain, of the fund derived in Chile are subject to certain non-U.S. taxes at rates of 20% and 35%, respectively. Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. The fund provides for such non-U.S. taxes on investment income, net realized gain, and net unrealized gain.

3. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 1995, net unrealized appreciation on investments, excluding forward currency contracts, for federal income tax purposes aggregated $719,831,000, net of accumulated deferred taxes totaling $2,162,000 on net unrealized appreciation of Chilean and Indian securities, of which $1,295,909,000 related to appreciated securities and $576,078,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended December 31, 1995. The cost of portfolio securities, excluding forward currency contracts, for federal income tax purposes was $5,135,657,000 at December 31, 1995.

4. The fee of $19,736,000 for management services was paid pursuant to an agreement with Capital International, Inc. (CII), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued weekly, based on an annual rate of 0.90% on the first $400 million of the fund's net assets; 0.80% of such assets in excess of $400 million but not exceeding $1 billion; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.65% of such assets in excess of $2 billion but not exceeding $4 billion; 0.625% of such assets in excess of $4 billion but not exceeding $6 billion; 0.60% of such assets in excess of $6 billion but not exceeding $8 billion; 0.58% of such assets in excess of $8 billion but not exceeding $11 billion; and 0.56% of such assets in excess of $11 billion. CII is owned by Capital Group International, Inc., which is a wholly owned subsidiary of The Capital Group Companies, Inc.

5. As of December 31, 1995, accumulated excess distributions of net realized gains was $6,232,000 and additional paid-in capital was $5,043,938,000. The fund made purchases and sales of investment securities, excluding short-term securities, of $1,402,969,000 and $481,745,000, respectively, during the six months ended December 31, 1995.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended December 31, 1995, such non-U.S. taxes were $4,279,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds were $691,000 for the six months ended December 31, 1995.

     The fund may enter into forward currency contracts, which represent an agreement to exchange currencies of different countries at a specified future date at a specified rate. The fund purchased forward currency contracts to hedge the foreign exchange exposure in the Polish Government Treasury Bills held by the fund. The Polish Government has pegged the Zloty to a basket of currencies, and the forward currency contracts protect the fund against movements in these currencies against the U.S. dollar. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from the possible movements in non-U.S. exchange rates and securities values underlying these instruments. At December 31, 1995, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

NON-U.S. CURRENCY SALE CONTRACTS

                                        Contract Amount                    U.S. Valuation at 12/31/95
                                     ------------------------                    --------------------------

                                     Non-U.S.           U.S.           Amount       Unrealized
                                                                                    Appreciation

-------------------------------------------------------------------------------------------




French Francs

 expiring 2/9/96                  FF 1,288,000     $  263,000       $  263,000     $     0

German Deutschemarks

 expiring 2/9/96                  DM 2,642,000      1,873,000        1,843,000      30,000

Pound Sterling

 expiring 2/9/96                  L 256,000         403,000          397,000        6,000

Swiss Francs

 expiring 2/9/96                  SFR 318,000       281,000          276,000        5,000

                                                                                   -------------

                                                                                   $41,000

                                                                                   =============


                                       ******************

PER-SHARE DATA AND RATIOS

                                            Six months                     Year ended June 30

                                              ended        ------------------------------------------------

                                             12/31/95/1/

                                                           1995           1994         1993         1992         1991

                                            ----------     ------------------------------------------------


Net Asset Value, Beginning of

 Period                                     $52.36         $58.75         $44.95       $38.64       $32.73       $32.81

                                            --------       --------       --------     -------      -------      -------

 Income from Investment Operations:

  Net investment income ..........          .43            .87            .53          .62          .55          .83

  Net realized and unrealized

   gains (losses) on investments

   before non-U.S. taxes .........          (.87)          (.79)          15.29        7.33         8.87         3.89

  Non-U.S. taxes .................          -              (.03)          (.39)        .06          (.28 )       (.38 )

                                            --------       --------       --------     -------      -------      -------

   Total income from

    investment operations.........          (.44)          .05            15.43        8.01         9.14         4.34

                                            --------       --------       --------     -------      -------      -------

 Less Distributions:

  Dividends from net

   investment income..............          (.37)          (.63)          (.49)        (.56)        (.56)        (.92)

  Distributions from net

   realized gain..................          (1.27)         (5.81)         (1.14)       (1.14)       (2.67)       (3.50)

                                            --------       --------       --------     -------      -------      -------

   Total distributions ...........          (1.64)         (6.44)         (1.63)       (1.70)       (3.23)       (4.42)

                                            --------       --------       --------     -------      -------      -------

Net Asset Value, End of Period ...          $50.28         $52.36         $58.75       $44.95       $38.64       $32.73

                                            =======        =======        =======      =======      ========     =======

Total Return  ....................          (.75)%/2/      (1.22)%        34.33%       21.55%       29.73%       18.08%



Ratios/Supplemental Data:

Net assets, end of period

 (in millions)....................          $5,771         $5,572         $4,170       $2,574       $1,561       $703

Ratio of expenses to average

 net assets.......................          .44%/2/        .91%           1.00%        1.01%        1.11%        1.18%

Ratio of expenses and non-U.S.

 taxes to average net assets .....          .44%/2/        .94%           1.04%        1.07%        1.18%        1.31%

Ratio of net income to average

 net assets ......................          .84%/2/        1.70%          .91%         1.82%        1.84%        2.78%

Portfolio turnover rate ..........          9.31%/2/       23.75%         18.13%       11.97%       16.03%       26.38%


/1/ Unaudited
/2/ Based on operations for the period shown and accordingly, not representative of a full year's operations.


BOARD OF DIRECTORS

Issa Al-Sowaidi, Abu Dhabi,
United Arab Emirates Director,
Abu Dhabi Investment Authority

Robert B. Egelston, Los Angeles, California
Vice Chairman of the Board of the fund
Former Chairman of the Board,
The Capital Group Companies, Inc.

Nancy Englander, Los Angeles, California
President of the fund
Senior Vice President, Capital International, Inc.

David I. Fisher, Los Angeles, California
Vice Chairman of the Board of the fund
Chairman of the Board,
The Capital Group Companies, Inc.

Beverly L. Hamilton, Los Angeles, California
President,
ARCO Investment Management Company

Marinus W. Keijzer, Zeist, Netherlands
Chief Economist & Strategist, Pensioenfonds PGGM

Hugh G. Lynch, New York, New York
Managing Director, International Investments,
General Motors Investment Management Corporation

Helmut Mader, Frankfurt, Germany
Senior Vice President, Deutsche Bank AG

Teresa E. Martini, Berkeley Heights, New Jersey
Vice President, Public Equities,
AT&T  Investment Management Corporation

John G. McDonald, Stanford, California
The IBJ Professor of Finance,
Graduate School of Business, Stanford University

James K. Peterson, Stamford, Connecticut
Director of Investment Management,
IBM Corporation

William Robinson, Gouvieux, France
Director, Aga Khan Fund for Economic Development

Patricia A. Small, Oakland, California
The Associate Treasurer,
The Regents of the University of California

Walter P. Stern, New York, New York
Chairman of the Board of the fund
Chairman of the Board,
Capital Group International, Inc.

OTHER OFFICERS

Roberta A. Conroy, Los Angeles, California
Vice President and Secretary of the fund
Assistant General Counsel,
The Capital Group Companies, Inc.

Hartmut Giesecke, Singapore
Vice President of the fund
Chairman of the Board and Director,
Capital International K.K., and
Senior Vice President and Director,
Capital International, Inc.

Thomas W. Trimborn, London, England
Vice President of the fund
Vice President, Capital International, Inc.

Shaw B. Wagener, Los Angeles, California
Vice President of the fund
Executive Vice President and Director,
Capital International, Inc.

Steven N. Kearsley, Brea, California
Treasurer of the fund
Vice President and Treasurer,
Capital Research and Management Company

Michael A. Felix, Brea, California
Assistant Treasurer of the fund
Vice President, Capital International, Inc.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL INTERNATIONAL, INC.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025-3302

135 South State College Boulevard
Brea, California 92621-5804

CUSTODIAN OF ASSETS
The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W., Suite 500
Washington, D.C. 20005

This report is for the information of shareholders of Emerging Markets Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.
Printed in USA  JA/WS/2895

(c) 1996 Emerging Markets Growth Fund, Inc.